15. PRC statutory reserves (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prc Statutory Reserves Details Narrative
Statutory reserve fund	$ 3,343	$ 3,280